Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per ordinary share - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Ordinary Shares subject to possible redemption
Income from investments held in Trust Account		$ 4,560	$ 36,722	$ 9,070	$ 36,722	$ 65,492
Less: Company’s portion available to be withdrawn to pay taxes
Net income attributable to ordinary shares subject to possible redemption		4,560	36,722	9,070	36,722	65,492
Numerator: Net Loss minus Net Earnings attributable to redeemable shares
Net loss	(9,039)	(17,175,554)	6,723	14,694,066	(52,276)	(36,542,055)
Less: Income attributable to Class A ordinary shares subject to possible redemption		(4,560)	(36,722)	(9,070)	(36,722)	65,492
Non-redeemable net loss	$ (9,039)	$ (17,180,114)	$ (29,998)	$ 14,684,996	$ (88,997)	$ (36,607,546)
Redeemable Shares [Member]
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Weighted average ordinary shares outstanding, basic and diluted (in Shares)		30,000,000	26,284,337	27,468,417	26,284,337	25,440,915
Basic and diluted net income per share (in Dollars per share)		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Non-Redeemable Shares [Member]
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Weighted average ordinary shares outstanding, basic and diluted (in Shares)	7,500,000	7,500,000	9,649,510	10,031,583	8,602,438	10,464,651
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ (2.29)	$ 0.00	$ 1.46	$ (0.01)	$ (3.50)